Cover	Sep. 28, 2023
Cover [Abstract]
Entity Registrant Name	WETRADE GROUP INC
Entity Central Index Key	0001784970
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 28, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity Address Address Line 1	Room 101, Level 1 Building 8
Entity Address Address Line 2	No. 18, Kechuang 10th Street
Entity Address Address Line 3	Beijing Economic and Technological Development Zone
Entity Address City Or Town	Beijing City
Entity Address Postal Zip Code	100020
City Area Code	852
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	52208810
Security 12b Title	Common Stock
Entity Address Country	CN
Trading Symbol	WETG
Security Exchange Name	NASDAQ
Entity File Number	001-41450